IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Sensitivities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / ounce $ / pound	Dec. 31, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Change in gold price used in assumptions for sensitivity analysis | $ / ounce	100
Change in weighted average cost of capital used in assumptions	1.00%
Change in NAV multiple used in assumptions for sensitivity analysis	0.1
Change in copper price used in assumptions for sensitivity analysis | $ / pound	0.25
Impairment loss recognised in profit or loss, goodwill	$ 484,000,000
Copper | Average
Disclosure of information for cash-generating units [line items]
WACC	12.00%
Gold | Average
Disclosure of information for cash-generating units [line items]
WACC	6.00%	6.00%
value per ounce of gold		40
LOM year	21 years	23 years
Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 3,080,000,000
Loulo-Gounkoto [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	3,080,000,000
Kibali [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	2,477,000,000
Lumwana [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	2,401,000,000
Veladero [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	804,000,000
Hemlo [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	368,000,000
Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value		$ 65,000,000
1% increase in WACC [Member] | Lumwana [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	301,000,000
1% decrease in WACC [Member] | Lumwana [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	1,067,000,000
$100 decrease in gold price [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	(529,000,000)
$100 increase in gold price [Member] | 0.1 increase in NAV multiple [Member] | 1% decrease in WACC [Member] | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	0
$0.25 increase in copper price [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	1,507,000,000
$0.25 decrease in copper price [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	$ 0